Income Taxes (Details) - Schedule of Reconciliation of the Income Tax Expenses (Parentheticals)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Reconciliation of the Income Tax Expenses [Abstract]
Tax rate one	25.00%	25.00%	25.00%	25.00%	25.00%